Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Intangible Assets

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total

Cost

At 1 January 2021	2,094	1,104	751	198	97	349	4,593

Exchange differences	8	5	4	(2)	–	(2)	13

Additions – internal development	–	110	–	–	–	–	110

Additions – purchased	–	2	–	–	–	–	2

Disposals and retirements	–	(135)	–	(25)	–	(43)	(203)

Acquisition of subsidiary (note 30)	43	–	–	–	–	27	70

Disposal of subsidiary (note 31)	–	–	(14)	(3)	–	(10)	(27)

Transfers	–	1	–	–	–	–	1

At 31 December 2021	2,145	1,087	741	168	97	321	4,559

Exchange differences	206	83	80	20	5	44	438

Additions – internal development	–	86	–	–	–	–	86

Additions – purchased	–	4	–	–	–	–	4

Disposals and retirements	–	(131)	–	–	–	–	(131)

Acquisition of subsidiary (note 30)	204	–	37	6	1	66	314

Disposal of subsidiary (note 31)	(75)	(9)	(20)	(8)	–	(1)	(113)

Transfers	–	(5)	–	–	–	–	(5)

At 31 December 2022	2.480	1,115	838	186	103	430	5,152

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total

Amortisation and impairment

At 1 January 2021	–	(676)	(594)	(158)	(95)	(328)	(1,851)

Exchange differences	–	(5)	(4)	1	(1)	4	(5)

Charge for the year	–	(113)	(34)	(8)	–	(8)	(163)

Impairment charge	–	(4)	–	–	–	–	(4)

Disposals and retirements	–	135	–	25	–	43	203

Disposal of subsidiary (note 31)	–	–	12	2	–	10	24

Transfers	–	6	–	–	–	–	6

At 31 December 2021	–	(657)	(620)	(138)	(96)	(279)	(1,790)

Exchange differences	–	(49)	(65)	(16)	(5)	(37)	(172)

Charge for the year	–	(125)	(33)	(8)	–	(13)	(179)

Impairment charge	–	–	–	–	–	–	–

Disposals and retirements	–	130	–	–	–	–	130

Disposal of subsidiary (note 31)	–	8	20	7	–	1	36

Transfers	–	–	–	–	–	–	–

At 31 December 2022	–	(693)	(698)	(155)	(101)	(328)	(1,975)

Carrying amounts

At 1 January 2021	2,094	428	157	40	2	21	2,742

At 31 December 2021	2,145	430	121	30	1	42	2,769

At 31 December 2022	2,480	422	140	31	2	102	3,177

Summary of Useful Economic Life of Intangible Assets

The range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

2022

Useful economic life

Class of intangible asset

Acquired customer lists, contracts and relationships	3-20 years

Acquired trademarks and brands	2-20 years

Acquired publishing rights	5-20 years

Other intangibles acquired	2-20 years

Summary of Amortisation Profile of Intangible Assets
The expected amortisation profile of acquired intangible assets is shown below:

					2022

All figures in £ millions	One to five years	Six to ten years	Eleven to fifteen years	Sixteen to twenty years	Total

Class of intangible asset

Acquired customer lists, contracts and relationships	92	30	10	8	140

Acquired trademarks and brands	24	6	1	–	31

Acquired publishing rights	2	–	–	–	2

Other intangibles acquired	82	20	–	–	102

Summary of Carrying Value of Goodwill
2022 CGUs

All figures in £ millions	2022 Goodwill

Assessment & Qualifications	1,361

Virtual Learning	443

English Language Learning	259

Workforce Skills	348

Higher Education	69

Total	2,480
2021 CGUs

All figures in £ millions	2021 Goodwill

Assessment & Qualifications	1,198

Virtual Learning	395

English Language Learning	153

Workforce Skills	223

Higher Education	68

Strategic Review (includes the separate CGUs of China, India, South Africa, Canada and Other Strategic Review)	108

Total	2,145

Summary of Detailed Information About In Carrying Value Of Goodwill
The table below shows the key assumptions used by management in the value in use calculations.

	Discount rate	Perpetuity growth rate

Assessment & Qualifications	12.0%	2.0%

Virtual Learning	11.9%	2.0%

English Language Learning	11.8%	3.5%

Workforce Skills	11.6%	2.0%

Higher Education	12.0%	2.0%